Note 6 - Investments in Associate ("Minera Juanicipio S.A. DE C.V.") (Details Textual) - USD ($)				12 Months Ended
	Nov. 28, 2017	Jul. 01, 2005	Jul. 16, 2003	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2008
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 48,158,000
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		56.00%
Expense arising from exploration for and evaluation of mineral resources		$ 5,000,000
Term of exploration and evaluation of mineral resources		4 years
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member]
Statement Line Items [Line Items]
Issue of equity to associate		$ 1,000,000
Number of tranches to buy common shares from an associate		2
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member] | Common shares in tranche one [member]
Statement Line Items [Line Items]
Proceeds from issuing shares		$ 500,000
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate				44.00%		44.00%
Expense arising from exploration for and evaluation of mineral resources				$ 45,858,000	$ 34,192,000
Percentage of loss in an associate during the period				44.00%
Joint venture direct operating expenses				$ 0
Minera Juanicipio, S.A. de C.V. [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate						56.00%
MAG Silver Corporation [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Fresnillo investment in MAG Silver Corp. common shares				11.40%
Juanicipio property [member]
Statement Line Items [Line Items]
Interest in Juanicipio property prior to joint venture agreement			100.00%